Annual Total Returns[BarChart] - Invesco VI Core Equity Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.06%)	13.88%	29.25%	8.14%	(5.77%)	10.26%	13.17%	(9.40%)	28.97%	13.85%